FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2015
FINANCIAL INCOME (EXPENSE), NET [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 12:          FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2013	2014	2015

Financial income:
Interest income	$1,569	$93	$551
Foreign currency translation gains, net	1,245	-	572
Change in fair value of convertible debt	-	2,566	-
Change in fair value of SWAP	-	-	225
	$2,814	$2,659	$1,348

Financial expense:
Foreign currency translation losses, net	$-	$(2,669)	$-
Interest and change in fair value of payment obligation related to acquisitions	-	(1,067)	(489)
Issuance costs of convertible debt	-	(741)	-
Interest expense on debts	-	(733)	(2,313)
Change in fair value of convertible debt	-	-	(175)
Bank charges and other	(32)	(337)	(310)
	$(32)	$(5,547)	$(3,287)

Financial income (expense), net	$2,782	$(2,888)	$(1,939)